Banknorth Funds

BANKNORTH LARGE CAP CORE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

Management's Discussion of Fund Performance	1
Portfolio of Investments	9
Notes to Portfolios of Investments	27
Statements of Assets and Liabilities	28
Statements of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights	32
Combined Notes to Financial Statements	34
Independent Auditor's Report	40
Board of Trustees and Trust Officers	41

August 31, 2003

Management's Discussion of Fund Performance

Banknorth Large Cap Core Fund

The year ended August 31, 2003 provided equity investors with quite a roller coaster ride. The Standard & Poor's 500 Index (S&P 500)1 twice tested the low of below 800 first reached in July 2002 before rebounding to close out the period above the 1000 mark. The NASDAQ registered even more impressive gains, up over 50% from its lows. The drivers of this performance were an economic background of slow recovery, falling interest rates, and outside events that included the Iraq situation, tax cuts, and the early stages of the 2004 Presidential race. These events raised investor uncertainty to very high levels early in 2003, causing a third and final test of the market low in March. This was followed by a strong recovery that provided a total return of 12.06% for the twelve-month reporting period for the S&P 500, the fund's most appropriate benchmark, following two years of declines.

The Banknorth Large Cap Core Fund lagged the market in these volatile times, with a total return of 6.78%, behind the S&P 500 by approximately 5.30%. The shortfall occurred during the second quarter of calendar 2003. While we realized positive returns during that time, the market overall did far better. This was due to our emphasis on better quality companies with steadier growth prospects and lower risk profiles, an approach that served us well during the years of decline. During the second quarter the market favored stocks of lower quality which would benefit from a robust economic recovery. Our own outlook, although positive, was for a more moderate pace of economic growth. We positioned the portfolio in companies and sectors with less aggressive, more assured potential for increased earnings. We note that the fund's performance has improved since the end of the second quarter.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

Banknorth Large Cap Core Fund

GROWTH OF $10,000 INVESTED IN BANKNORTH LARGE CAP CORE FUND1,2

The following chart reflects a hypothetical comparison in the change in value of a $10,000 investment from December 17, 1997 to August 31, 2003, including the maximum sales charge, in Banknorth Large Cap Core Fund, including reinvestment of dividends and distributions, to the S&P 500. Total returns for the index do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's returns. The Fund is professionally managed while the index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.

AVERAGE ANNUAL TOTAL RETURN3 FOR THE
PERIOD ENDED AUGUST 31, 20032

1 Year	0.95%
5 Years	4.09%
Since Inception (12/17/97)	4.05%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

2 The Fund is the successor to the Investors Equity Fund (Former Fund), a former series of Forum Funds, pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the Fund had no investment operations. The returns provided for periods prior to January 8, 2001, are historical information of the Former Fund. The Former Fund was managed by the Banknorth Group, N.A. and had substantially the same investment policies as the Fund.

3 Total return quoted reflects all applicable sales charges.

Banknorth Small/Mid Cap Core Fund

The year ended August 31, 2003 provided equity investors with quite a roller coaster ride. The Standard & Poor's 500 Index (S&P 500)1 twice tested the low of below 800 first reached in July 2002 before rebounding to close out the period above the 1000 mark. The NASDAQ registered even more impressive gains, up over 50% from its lows. The drivers of this performance were an economic background of slow recovery, falling interest rates, and outside events that included the Iraq situation, tax cuts, and the early stages of the 2004 Presidential race. These events raised investor uncertainty to very high levels early in 2003, causing a third and final test of the market low in March. This was followed by a strong recovery that provided a 12-month total return of 12.06% for the S&P 500 following two years of declines. The Russell Midcap Index (RMCI)2 , the fund's benchmark, returned 21.92%.

The Banknorth Small/Mid Cap Core Fund lagged the market in these volatile times, recording a total return of 7.33%. The bulk of this shortfall occurred during the second quarter of calendar 2003. While we realized positive returns during that time, the market overall did far better. This was due to our emphasis on better quality companies with steadier growth prospects and lower risk profiles, an approach that served us well during the years of decline. During the second quarter especially, the market favored stocks of lower quality which would benefit from a robust economic recovery. Many of the best performing companies in the RMCI fail to meet our quality standards for consideration for purchase, and our own outlook, although positive, was for a more moderate pace of economic growth. We positioned the portfolio in companies and sectors with less aggressive, more assured potential for increased earnings. These companies did well, but not spectacularly.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The index is unmanaged, and investments cannot be made in an index.

Banknorth Small/Mid Cap Core Fund

GROWTH OF $10,000 INVESTED IN BANKNORTH SMALL/MID CAP CORE FUND1,2

The following chart reflects a hypothetical comparison in the change in value of a $10,000 investment from May 31, 1999 to August 31, 2003, including the maximum sales charge, in Banknorth Small/Mid Cap Core Fund, including reinvestment of dividends and distributions, to the Russell 2500 Index(R2500I)3 and the RMCI. Total returns for each index do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's returns. The Fund is professionally managed while each index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.

AVERAGE ANNUAL TOTAL RETURN4 FOR THE
PERIOD ENDED AUGUST 31, 20032

1 Year	1.40%
Since Inception (5/31/99)	(1.02)%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

2 The Fund is the successor to a portfolio of assets of CF Mid/Small Cap Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns are the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

3 The R2500I measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index. The index is unmanaged, and investments cannot be made in an index.

4 Total return quoted reflects all applicable sales charges.

Banknorth Intermediate Bond Fund

During the last 12 months, economic uncertainty and the impending conflict with Iraq loomed large for U.S. financial markets. By the end of the reporting period, the mood had moved from apprehension to optimism as a result of a successful military campaign, positive earnings growth, and stronger economic reports. As a result the bond market experienced a significant level of price volatility during this period. The yield of the 10-year U.S. Treasury note hit a 45-year low of 3.11% on June 13, then went on to close at 4.46% at the end of the fiscal period. Through much of the last three years, falling interest rates boosted returns from bonds with the longest maturities and the highest quality ratings. Those trends reversed themselves in the second half of the year. The fund's results reflect these changes as falling bond prices more than offset interest income.

For the six and 12-month reporting periods ended August 31, 2003, the fund underperformed its benchmark, the Lehman Brothers Intermediate Government/Credit Index (LBIGC).1 At the start of the reporting period the fund's maturity structure was positioned for a period of rising interest rates, a strategy that contributed positively to relative returns in the first quarter of 2003. In the second quarter, however, this positioning detracted from performance. During the second quarter, the U.S. Federal Reserve announced concerns about deflation risk and as a result continued to support an easing bias cutting the federal funds target rate by 25 basis points to 1.00% in its June meeting. In a declining rate environment, the fund's short maturity profile relative to the LBIGC detracted from overall results for the year. Although interest rates increased sharply in late June and July, the change in rates served to only partially offset the fund's overall results versus the LBIGC. Simultaneously, a greater exposure to investment grade bonds, compared to the benchmark, contributed positively to overall performance. Over the reporting period, corporate bond performance improved relative to government bonds due to the positive effects of a gradually improving economic environment.

1 The LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and investments cannot be made in an index.

Banknorth Intermediate Bond Fund

GROWTH OF $10,000 INVESTED IN BANKNORTH INTERMEDIATE BOND FUND1,2

The following chart reflects a hypothetical comparison in the change in value of a $10,0001 investment from August 31, 1993 to August 31, 2003, including the maximum sales charge, in Banknorth Intermediate Bond Fund, including reinvestment of dividends and distributions, to the Lehman Brothers Intermediate Government/Credit Index (LBIGC). Total returns for the index do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's returns. The Fund is professionally managed while the index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.

AVERAGE ANNUAL TOTAL RETURN3 FOR
PERIOD ENDED AUGUST 31, 20032

1 Year	(1.44)%
5 Years	3.59%
10 Years	4.48%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 investment minus $375 sales charge = $9,625).

2 The Fund is the successor to a portfolio of assets of CF Max Income Bond Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns are the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

3 Total return quoted reflects all applicable sales charges.

Banknorth Vermont Municipal Bond Fund

During the last 12 months, interest rates have increased significantly, except for the shorter end of the yield curve. Five years and longer, we saw rates increase on average 20%. On the long end, fifteen to thirty years, rates were up on average 8%. All in all, for the first time in a long time we saw rising interest rates.

The Banknorth Vermont Municipal Bond Fund was up 1.74%. This performance was in line with some general and state specific municipal indices; there is no Vermont benchmark index for appropriate comparison.

The fund has an average maturity and duration1 in the intermediate term and invests primarily in high quality Vermont paper, with less than 8% currently invested in out of state issues, excluding the money market balance. Our largest issuers include the State of Vermont, Vermont Municipal Bond Bank, Vermont Housing Finance Agency, Burlington Public Improvement and Vermont Education and Health for Marlboro College.

During the reporting period, the Vermont economy continued to lag the U.S. economy as a whole. Unemployment rates remained lower than the U.S. average, despite the increasing number of corporate layoffs (IBM, Blodgett, Ethan Allen and others). Like other New England states, Vermont's fiscal policy went into deficit in 2002. Yet, the general obligation of the state retained an AA-rating.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Banknorth Vermont Municipal Bond Fund

GROWTH OF $10,000 INVESTED IN BANKNORTH VERMONT MUNICIPAL BOND FUND1,2

The following chart reflects a hypothetical comparison in the change in value of a $10,000 investment from August 31, 1993 to August 31, 2003, including the maximum sales charge, in Banknorth Vermont Municipal Bond Fund, including reinvestment of dividends and distributions, to the Lehman Brothers 5-Year Municipal Bond Index. 3 Total returns for the index do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's returns. The Fund is professionally managed while the index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.

AVERAGE ANNUAL TOTAL RETURN4 FOR THE
PERIOD ENDED AUGUST 31, 20032

1 Year	(2.08)%
5 Years	2.37%
10 Years	3.26%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 investment minus $375 sales charge = $9,625).

2 The Fund is the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns are the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

3 The Lehman Brothers 5-Year Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. The index is unmanaged and investments cannot be made in an index.

4 Total return quoted reflects all applicable sales charges.

Portfolio of Investments

Banknorth Funds

August 31, 2003

BANKNORTH LARGE CAP CORE FUND

Shares	Security Name	Value
	COMMON STOCK--95.4%

	Aerospace & Defense--2.3%

30,000	United Technologies Corp.	$2,407,500

	Air Freight & Couriers--2.9%

45,000	FedEx Corp.	3,019,500

	Banks--4.3%

41,000	Bank of America Corp.

		3,249,250
25,000	Wells Fargo & Co.	1,253,500

		4,502,750

	Beverages--1.0%

20,000	Anheuser--Busch Cos., Inc.	1,030,800

	Chemicals--1.2%

50,000	Ecolab, Inc.	1,289,500

	Commercial Services & Supplies--5.3%

25,000	Banta Corp.

		868,250
65,000	First Data Corp.

		2,496,000
60,000	HON Industries, Inc.	2,203,200

		5,567,450

	Communications Equipment--4.3%

167,720	Cisco Systems, Inc.†

		3,211,838
30,000	Qualcomm, Inc.	1,238,400

		4,450,238

	Computers & Peripherals--2.4%

30,000	IBM Corp.	2,460,300

	Diversified Financials--9.1%

55,000	American Express Co.

		2,477,750
50,000	Citigroup, Inc.

		2,167,500
35,000	Merrill Lynch & Co., Inc.

		1,882,300
75,000	SLM Corp.	3,013,500

		9,541,050

Shares	Security Name	Value
	COMMON STOCK--continued

	Electric Utilities--3.7%

35,000	FPL Group, Inc.	$2,165,100
60,000	Southern Co.	1,702,800

		3,867,900

	Energy Equipment & Services--2.1%

60,000	BJ Services Co.†	2,242,200

	Food & Drug Retailing--2.4%

80,000	Sysco Corp.	2,516,800

	Food Products--2.5%

60,000	McCormick & Co., Inc.

		1,602,000
20,000	WM Wrigley Jr. Co.	1,061,000

		2,663,000

	Healthcare Equipment & Supplies--6.8%

60,000	Becton Dickinson & Co.

		2,192,400
54,300	Medtronic, Inc.

		2,692,194
30,000	Stryker Corp.	2,274,000

		7,158,594

	Healthcare Providers & Services--4.7%

35,000	Express Scripts, Inc.†

		2,268,350
54,000	UnitedHealth Group, Inc.	2,669,220

		4,937,570

	Hotels, Restaurants & Leisure--3.9%

45,000	Brinker International, Inc.†

		1,539,000
74,000	Carnival Corp.	2,559,660

		4,098,660

	Industrial Conglomerates--1.6%

12,000	3M Co.	1,709,640

	Insurance--4.7%

75,000	AFLAC, Inc.

		2,400,750
50,000	Marsh & McLennan Cos., Inc.	2,500,000

		4,900,750

Shares	Security Name	Value
	COMMON STOCK--continued

	Machinery--2.6%

35,000	Danaher Corp.	$2,703,750

	Media--1.5%

20,000	Gannett Co., Inc.	1,568,400

	Oil & Gas--3.0%

30,000	ConocoPhillips

		1,675,200
40,000	Exxon Mobil Corp.	1,508,000

		3,183,200

	Personal Products--2.1%

20,000	Colgate--Palmolive Co.

		1,105,600
12,000	Procter & Gamble Co.	1,047,480

		2,153,080

	Pharmaceuticals--3.7%

40,000	Forest Laboratories, Inc.†

		1,880,000
20,000	Merck & Co., Inc.

		1,006,400
32,000	Pfizer, Inc.	957,440

		3,843,840

	Semiconductor Equipment & Products--5.6%

35,000	Analog Devices, Inc.†

		1,435,000
110,000	Intel Corp.

		3,148,200
30,000	Linear Technology Corp.	1,236,600

		5,819,800

	Software--4.7%

35,000	Adobe Systems, Inc.

		1,359,050
40,000	Microsoft Corp.

		1,060,800
200,000	Oracle Corp.†	2,556,000

		4,975,850

	Specialty Retail--7.0%

60,000	Bed Bath & Beyond, Inc.†

		2,581,800
100,000	Gap, Inc.

		2,089,000
110,000	Staples, Inc.†	2,709,300

		7,380,100

	TOTAL COMMON STOCK (Cost $81,883,119)	99,992,222

Shares	Security Name	Value
	SHORT-TERM INVESTMENTS--4.6%

4,667,623	Monarch Daily Assets Treasury Fund	$4,667,623
153,008	Scudder Cash Management Fund	153,008

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,820,631)	4,820,631

	TOTAL INVESTMENTS IN SECURITIES (Cost $86,703,750)--100.0%

		104,812,853

	Other Assets and Liabilities, Net--0.0%	4,356

	TOTAL NET ASSETS--100.0%	$104,817,209

† Non-income earning securities

BANKNORTH SMALL/MID CAP CORE FUND

Shares	Security Name	Value
	COMMON STOCK--98.4%
	Automobiles--2.4%
5,000	Paccar, Inc.	$426,000

	Banks--4.9%
20,000	AmSouth Bancorp

		430,800
10,000	First Tennessee National Corp.	413,500

		844,300

	Chemicals--5.0%
14,000	Ecolab, Inc.

		361,060
8,000	Praxair, Inc.	510,560

		871,620

	Commercial Services & Supplies--4.9%
7,000	Deluxe Corp.

		298,900
15,000	HON Industries, Inc.	550,800

		849,700

	Communications Equipment--3.1%
16,000	Scientific-Atlanta, Inc.	544,000

	Computers & Peripherals--4.7%
11,500	Diebold, Inc.

		562,350
12,000	Electronics for Imaging, Inc.†	257,040

		819,390

	Diversified Financials--4.6%
10,000	Franklin Resources, Inc.

		431,900
5,000	Legg Mason, Inc.	359,150

		791,050

	Electric Utilities--1.2%
6,000	Cinergy Corp.	205,320

	Electrical Equipment--2.5%
24,000	American Power Conversion Corp.	430,080

	Energy Equipment & Services--2.1%
10,000	BJ Services Co.†	373,700

Shares	Security Name	Value
	COMMON STOCK--continued

	Food Products--4.6%
8,000	Hormel Foods Corp.	$172,800
5,000	JM Smucker Co.

		202,400
16,000	McCormick & Co., Inc.	427,200

		802,400

	Gas Utilities--5.3%
14,000	Questar Corp.

		449,120
16,000	Sempra Energy	476,000

		925,120

	Healthcare Equipment & Supplies--3.7%
10,000	Biomet, Inc.

		297,300
8,000	Dentsply International, Inc.	350,000

		647,300

	Healthcare Providers & Services--4.2%
6,500	Express Scripts, Inc.†

		421,265
12,000	First Health Group Corp.†	314,640

		735,905

	Hotels, Restaurants & Leisure--3.8%
4,000	Cheesecake Factory, Inc.†

		145,760
20,000	International Game Technology	516,800

		662,560

	Household Products--1.5%
8,000	Church & Dwight Co., Inc.	255,600

	Insurance--3.2%
9,000	Brown & Brown, Inc.

		279,000
7,000	Torchmark Corp.	282,520

		561,520

	IT Consulting & Services--3.9%
20,000	Acxiom Corp.†

		323,200
7,000	Affiliated Computer Services, Inc. Class A†	347,270

		670,470

	Leisure Equipment & Products--1.0%
6,000	Eastman Kodak Co.	167,340

Shares	Security Name	Value
	COMMON STOCK--continued

	Machinery--5.7%
10,000	Carlisle Cos., Inc.	$454,900
7,000	Danaher Corp.	540,750

		995,650

	Multiline Retail--2.3%
10,000	Family Dollar Stores, Inc.	401,200

	Oil & Gas--4.9%
14,000	Marathon Oil Corp.

		390,460
8,000	Murphy Oil Corp.	461,840

		852,300

	Pharmaceuticals--5.2%
5,000	Allergan, Inc.

		397,300
14,000	Mylan Laboratories, Inc.	509,600

		906,900

	Semiconductor Equipment & Products--2.1%
9,000	Linear Technology Corp.	370,980

	Software--2.5%
11,000	Adobe Systems, Inc.	427,130

	Specialty Retail--9.1%
12,000	Bed Bath & Beyond, Inc.†

		516,360
20,000	Staples, Inc.†

		492,600
20,000	Starbucks Corp.†	568,800

		1,577,760

	TOTAL COMMON STOCK (Cost $14,397,475)	17,115,295

	SHORT-TERM INVESTMENT--1.7%
294,802	Monarch Daily Assets Treasury Fund (Cost $294,802)	294,802

	TOTAL INVESTMENTS IN SECURITIES (Cost $14,692,277)--100.1%

		17,410,097

	Other Assets and Liabilities, Net--(0.1%)	(15,417)

	TOTAL NET ASSETS--100.0%	$17,394,680

† Non-income earning securities

BANKNORTH INTERMEDIATE BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--62.5%
	Automotive Repair, Services & Parking--0.5%
$500,000	Hertz Corp.	6.38	10/15/05	$513,315

	Building Materials, Hardware, Garden Supply & Mobile Home Dealers--1.2%
900,000	Lowe's Cos., Inc.	6.38	12/15/05	976,981
303,000	Sherwin-Williams Co.	6.85	02/01/07	336,585

				1,313,566

	Communications--3.1%
1,000,000	Alltel Corp.	6.65	01/15/08	1,103,194
250,000	GTE South, Inc.	6.13	06/15/07	272,137
2,000,000	Pacific Bell	6.25	03/01/05	2,125,844

				3,501,175

	Consumer Staples-- 2.2%
2,500,000	Safeway, Inc.	5.80	08/15/12	2,537,480

	Depository Institutions--9.5%
1,000,000	ABN Amro Bank NV, Chicago	7.55	06/28/06	1,128,406
2,500,000	CIT Group, Inc.	4.00	05/08/08	2,477,755
1,500,000	Citicorp	7.13	09/01/05	1,642,183
2,000,000	Citigroup, Inc.	6.20	03/15/09	2,210,372
1,000,000	JP Morgan Chase Bank	6.63	08/15/05	1,077,637
1,000,000	Mercantile Bancorp	7.30	06/15/07	1,136,662
500,000	National City Corp.	6.63	03/01/04	512,885
500,000	Southtrust Bank NA	7.00	11/15/08	568,809

				10,754,709

	Electric, Gas & Sanitary Services--6.2%
1,000,000	Alabama Power Co., Series L	7.13	10/01/07	1,128,804
1,030,000	Carolina Power & Light Co.	5.88	01/15/04	1,046,987
250,000	Carolina Power & Light Co.	7.88	04/15/04	259,713
1,000,000	Carolina Power & Light Co.	6.80	08/15/07	1,099,017
600,000	Midamerican Energy Co.	6.38	06/15/06	650,284
1,650,000	Public Service Electric & Gas Co., Series PP	6.50	05/01/04	1,702,868
1,050,000	Public Service Electric & Gas Co., Series UU	6.75	03/01/06	1,149,323

				7,036,996

Principal	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--continued
	General Merchandise Stores--1.1%
$1,250,000	Sears Roebuck & Co.	6.25	01/15/04	$1,263,587

	Industrial & Commercial Machinery & Computer Equipment--4.4%
2,500,000	Hewlett-Packard Company	6.50	07/01/12	2,720,995
2,000,000	IBM Corp.	6.45	08/01/07	2,193,188

				4,914,183

	Measuring, Analyzing & Controlling Instruments; Photographic, Medical, & Optical Goods--1.0%
1,000,000	Baxter International, Inc.	7.13	02/01/07	1,118,972

	Motion Pictures--2.6%
200,000	Walt Disney Co.	5.62	12/01/08	208,740
2,550,000	Walt Disney Co., Series B	6.75	03/30/06	2,778,284

				2,987,024

	Nondepository Credit Institutions-- 7.2%
500,000	Ford Motor Credit Co.	6.13	01/09/06	517,845
2,500,000	Ford Motor Credit Co.	7.88	06/15/10	2,618,650
1,000,000	General Motors Acceptance Corp.	6.63	10/15/05	1,056,587
1,000,000	Household Finance Corp.	8.00	05/09/05	1,094,678
300,000	Household Finance Corp.	7.20	07/15/06	334,173
2,500,000	John Deere Capital Corp.	5.10	01/15/13	2,472,745

				8,094,678

	Paper & Allied Products--0.5%
500,000	International Paper Co.	7.63	08/01/04	525,042

	Security & Commodity Brokers, Dealers, Exchanges & Services--11.6%
1,000,000	Goldman Sachs Group, Inc.	7.35	10/01/09	1,137,672
2,500,000	JP Morgan Chase & Co.	7.00	11/15/09	2,763,232
2,500,000	JP Morgan Chase & Co.	5.75	01/02/13	2,573,325
1,500,000	Lehman Brothers Holdings, Inc.	8.50	08/01/15	1,814,460
2,500,000	Merrill Lynch & Co., Inc.	6.38	10/15/08	2,767,367
1,000,000	Morgan Stanley	6.50	11/01/05	1,081,831
660,000	Paine Webber Group, Inc.	7.39	10/16/17	747,209
250,000	Transamerica Financial Corp.	7.50	03/15/04	257,459

				13,142,555

Principal	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--continued
	Tobacco Products--2.3%
$2,500,000	Altria Group, Inc.	7.20	02/01/07	$2,585,068

	Transportation Equipment--9.1%
2,500,000	Boeing Co.	5.13	02/15/13	2,439,640
1,000,000	Daimler Chrysler NA Holding	7.40	01/20/05	1,065,549
600,000	Ford Motor Co.	7.25	10/01/08	610,564
1,000,000	General Motors Corp.	6.25	05/01/05	1,042,082
1,995,000	General Motors Corp.	7.10	03/15/06	2,112,769
1,000,000	General Motors Corp.	6.38	05/01/08	1,021,652
2,000,000	General Motors Corp.	7.20	01/15/11	2,040,832

				10,333,088

	TOTAL CORPORATE BONDS & NOTES (Cost $68,670,678)			70,621,438

	U.S. GOVERNMENT AGENCY SECURITIES--22.4%
	Federal Farm Credit Bank--5.2%
650,000	Federal Farm Credit Bank	6.38	11/27/06	720,541
1,000,000	Federal Farm Credit Bank	3.42	03/19/08	986,492
1,000,000	Federal Farm Credit Bank	6.82	03/16/09	1,134,975
1,500,000	Federal Farm Credit Bank	3.88	05/07/10	1,449,261
1,500,000	Federal Farm Credit Bank	6.03	12/29/10	1,631,811

				5,923,080

	Federal Home Loan Bank--10.8%
350,000	Federal Home Loan Bank	4.45	11/27/06	367,246
1,000,000	Federal Home Loan Bank	6.09	06/04/08	1,035,581
1,000,000	Federal Home Loan Bank	3.75	08/15/08	995,430
1,500,000	Federal Home Loan Bank	3.17	10/02/08	1,449,837
1,000,000	Federal Home Loan Bank	6.25	03/01/11	1,054,572
1,000,000	Federal Home Loan Bank	6.30	08/09/11	1,038,952
1,000,000	Federal Home Loan Bank	5.09	10/22/12	991,336
2,300,000	Federal Home Loan Bank	5.30	10/30/12	2,303,326
2,000,000	Federal Home Loan Bank	5.00	11/26/12	1,975,352
1,000,000	Federal Home Loan Bank	5.35	12/24/12	1,001,003

				12,212,635

Principal or Shares	Security Name	Interest Rate	Maturity Date	Value
	Federal Home Loan Mortgage Corporation--1.8%
$1,000,000	Federal Home Loan Mortgage Corporation	3.50	09/15/07	$1,002,255
1,000,000	Federal Home Loan Mortgage Corporation†	3.00	04/15/08	998,158

				2,000,413

	Federal National Mortgage Association--4.6%
1,000,000	Federal National Mortgage Association	3.76	01/30/08	1,005,177
1,000,000	Federal National Mortgage Association	6.04	01/07/09	1,057,624
1,070,000	Federal National Mortgage Association	4.00	10/28/09	1,047,977
1,000,000	Federal National Mortgage Association	5.68	10/07/11	1,003,577
1,000,000	Federal National Mortgage Association	6.00	01/18/12	1,042,297

				5,156,652

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $25,523,095)			25,292,780

	U.S. TREASURY SECURITIES--9.4%
1,000,000	U.S. Treasury Notes	6.50	08/15/05	1,088,047
6,000,000	U.S. Treasury Notes	5.88	11/15/05	6,493,362
1,000,000	U.S. Treasury Notes	2.63	05/15/08	968,829
1,000,000	U.S. Treasury Notes	5.75	08/15/10	1,106,094
1,000,000	U.S. Treasury Notes	3.63	05/15/13	940,626

	TOTAL U.S. TREASURY SECURITIES (Cost $10,358,199)			10,596,958

	SHORT-TERM INVESTMENT--4.7%
5,274,445	Monarch Daily Assets Treasury Fund (Cost $5,274,445)			5,274,445

	TOTAL INVESTMENTS IN SECURITIES (Cost $109,826,417)--99.0%			111,785,621

	Other Assets and Liabilities, Net--1.0%			1,148,246

	TOTAL NET ASSETS--100.0%			$112,933,867

† Step rate bond. The maturity date is the effective maturity date; the rate shown is the rate in effect as of August 31, 2003.

BANKNORTH INTERMEDIATE BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--96.7%

	Indiana--0.3%

$200,000	Indianapolis, IN, Public Improvement Project, Series E	4.50	02/01/06	$211,378

	Louisiana--0.8%

184,000	Jefferson Parish, LA, Home Mortgage Authority, SFH RV, FGIC/FHA/VA insured	7.10	08/01/10

				223,543

165,000	Lafayette, LA, Public Transportation Financing Authority, SFH RV, FHA/VA insured	7.20	04/01/10

				187,862

150,000	Monroe-West Monroe, LA, Public Transportation Financing Authority, SFH RV	7.20	08/01/10	173,921

				585,326

	Puerto Rico--2.8%

2,000,000	Commonwealth of Puerto Rico, GO Bonds, MBIA-IBC insured	5.50	07/01/09	2,266,460

	South Carolina--2.6%

2,000,000	South Carolina State, School Facilities, GO Bonds, Series A	4.00	01/01/07	2,114,900

	Vermont--89.0%

565,000	Burlington, VT, Airport RV, Series A, MBIA insured	3.63	07/01/17

				499,302

1,250,000	Burlington, VT, Airport RV, Series A, MBIA insured	5.00	07/01/23

				1,242,913

500,000	Burlington, VT, Electric RV, Series A, MBIA insured	5.00	07/01/04

				516,765

415,000	Burlington, VT, GO Bonds, Series A	5.00	12/01/04

				435,559

800,000	Burlington, VT, GO Bonds, Series A	5.10	12/01/05

				865,328

785,000	Burlington, VT, GO Bonds, Series A	5.20	12/01/06

				841,457

130,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/04

				133,758

135,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/05

				141,037

135,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/06

				141,553

140,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/07

				146,234

145,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/08

				150,333

150,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/09

				153,555

155,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/10

				155,307

90,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/11

				88,363

170,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/12

				163,724

125,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.60	11/01/13

				119,648

185,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.75	11/01/14

				177,326

190,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.75	11/01/15

				179,358

200,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	4.00	11/01/16

				193,222

210,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	4.00	11/01/17

				200,453

220,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	4.00	11/01/18

				206,488

400,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.50	07/01/04

				411,780

300,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.65	07/01/06

				322,905

150,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.75	07/01/07

				163,166

300,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.80	07/01/08

				322,647
Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--continued

	Vermont--continued

$95,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.00	06/01/08	$95,270

145,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.13	06/01/12

				145,434

110,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	2.50	01/01/07

				111,251

100,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.30	01/01/10

				100,139

310,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.40	01/01/11

				309,051

205,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.50	01/01/12

				202,581

90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.85	12/01/03

				90,877

90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.95	12/01/04

				94,282

90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.00	12/01/05

				97,046

90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.05	12/01/06

				96,147

25,000	Norwich, VT, SD, GO Bonds, AMBAC insured	4.50	07/15/09

				26,998

70,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, GO Bonds, MBIA insured	5.00	11/01/03

				70,477

120,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, GO Bonds, MBIA insured	5.00	11/01/04

				125,408

30,000	Shelburne, VT, SD, GO Bonds	5.00	06/01/08

				30,085

145,000	Shelburne, VT, SD, GO Bonds	5.10	06/01/10

				145,431

120,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/11

				120,359

135,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/12

				135,404

510,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/04

				527,452

500,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/05

				530,425

520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.55	09/01/06

				560,560

515,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.65	09/01/07

				560,459

520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.80	09/01/08

				570,856

805,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	4.10	10/01/11

				826,292

500,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	4.20	10/01/12

				511,370

500,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.50	10/01/18

				539,845

500,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.50	10/01/19

				536,360

250,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.25	10/01/21

				259,035

1,150,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.25	10/01/23

				1,183,005

1,341,250	Vermont Economic Development Authority, Industrial RV, Tubbs Project[1]	6.18	08/31/06

				1,140,063
Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--continued

	Vermont--continued

$90,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.60	10/01/04	$92,048

70,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.20	11/01/03

				70,472

190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	7.15	11/01/14

				196,656

4,650,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Marlboro College Project1	5.25	04/01/19

				4,488,087

350,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.55	11/01/03

				352,755

770,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.30	11/01/08

				853,322

190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.38	11/01/26

				195,130

260,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Prerefunded 11/01/03 @ 102	5.80	11/01/05

				267,350

160,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Prerefunded 11/01/03 @ 102	5.90	11/01/06

				164,550

150,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Prerefunded 11/01/03 @ 102	6.00	11/01/07

				154,291

400,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A	4.00	11/01/13

				400,500

3,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A4	1.80	11/01/27

				3,017

130,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.30	04/01/04

				133,301

20,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St Michaels College Project	5.75	10/01/04

				21,014

140,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.40	04/01/05

				149,030

50,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	3.25	10/01/09

				49,007

100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	3.60	10/01/10

				97,278

140,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	3.88	10/01/11

				136,219

195,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.00	10/01/12

				188,832

125,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.13	10/01/13

				120,617
Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--continued

	Vermont--continued

$385,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.25	10/01/14	$372,245

370,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.38	10/01/15

				357,239

100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St Michaels College Project, Prerefunded 10/1/04 @ 102	5.90	10/01/06

				107,208

1,190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St Michaels College Project, Prerefunded 10/1/04 @ 102	6.50	10/01/14

				1,283,486

430,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.25	11/15/03

				432,808

555,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.38	11/15/04

				575,430

60,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.40	11/15/05

				63,399

605,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.50	11/15/06

				645,759

200,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.63	11/15/07

				214,684

65,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/08

				72,023

55,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/09

				60,805

110,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Medical Center Hospital of Vermont Project, FGIC insured	6.00	09/01/22

				112,561

1,346,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, North Country Hospital Project[1,2]	2.17	10/01/11

				1,329,269

150,000	Vermont Housing Finance Agency, Home Mortgage Program, Series A	7.75	06/15/16

				150,381

170,000	Vermont Housing Finance Agency, Home Mortgage Program, Series B, FHA/VA insured[2]	7.40	12/01/05

				171,396

205,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD/Section 8 insured	4.45	02/15/08

				211,761

130,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD/Section 8 insured	4.55	02/15/09

				132,757

1,025,000	Vermont Housing Finance Agency, MFH RV, Series B1,3	1.30	02/15/35

				1,023,678

10,000	Vermont Housing Finance Agency, SFH RV, Series 1, Remarketed 7/1/92	6.25	11/01/03

				10,031

240,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.60	11/01/04

				247,010

230,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.70	11/01/05

				240,343

325,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.85	11/01/06

				340,918

245,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.95	11/01/07

				256,302

325,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.05	11/01/08

				338,780

430,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.15	11/01/09

				444,538

295,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.50	11/01/08

				310,765
Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--continued

	Vermont--continued

$385,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.60	11/01/09	$396,758

120,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	11/01/03

				120,108

75,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	05/01/04

				75,235

85,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	11/01/04

				85,463

135,000	Vermont Housing Finance Agency, SFH RV, Series 5	6.88	11/01/16

				137,961

135,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.00	05/01/05

				139,971

50,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.10	05/01/06

				52,216

110,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.55	05/01/08

				115,258

1,400,000	Vermont Housing Finance Agency, Templeton Project[1,3]	1.60	04/30/04

				1,400,210

235,000	Vermont Municipal Bond Bank, Series 1	5.60	12/01/03

				237,611

80,000	Vermont Municipal Bond Bank, Series 1	5.70	12/01/04

				84,259

250,000	Vermont Municipal Bond Bank, Series 1	3.00	12/01/07

				256,150

250,000	Vermont Municipal Bond Bank, Series 1	3.30	12/01/08

				256,740

250,000	Vermont Municipal Bond Bank, Series 1	3.50	12/01/09

				255,637

250,000	Vermont Municipal Bond Bank, Series 1	3.70	12/01/10

				253,490

250,000	Vermont Municipal Bond Bank, Series 1	3.80	12/01/11

				251,062

100,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.75	12/01/03

				100,967

30,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.10	12/01/04

				31,527

250,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	3.90	12/01/12

				249,315

250,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.00	12/01/13

				249,280

1,500,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.30	12/01/06

				1,611,375

1,000,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.40	12/01/07

				1,080,920

860,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.60	12/01/07

				936,514

100,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/08

				109,978

340,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/09

				372,218

50,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.30	12/01/10

				49,205

520,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.60	12/01/11

				512,959

550,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.75	12/01/12

				540,133

500,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.90	12/01/13

				492,205

2,000,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	5.38	12/01/16

				2,159,160

750,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	6.00	12/01/04

				796,192

500,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	5.20	12/01/07

				546,520

165,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.30	12/01/06

				177,251

665,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.40	12/01/07

				718,812

1,000,000	Vermont Municipal Bond Bank, Series 2, MBIA insured	5.00	12/01/17

				1,046,930

1,000,000	Vermont Municipal Bond Bank, Series 2, MBIA insured	5.00	12/01/18

				1,038,560

100,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.40	07/01/04

				102,862
Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--continued

	Vermont--continued

$1,000,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.50	07/01/05	$1,056,720

840,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series E, MBIA insured	5.00	07/01/11

				911,299

500,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series E, MBIA insured	5.25	07/01/15

				544,405

1,065,000	Vermont State, GO Bonds, Series A	5.00	01/15/05

				1,119,624

50,000	Vermont State, GO Bonds, Series A	4.50	02/01/05

				51,122

500,000	Vermont State, GO Bonds, Series A	4.40	01/15/07

				535,390

1,600,000	Vermont State, GO Bonds, Series A	5.00	01/15/08

				1,731,312

1,300,000	Vermont State, GO Bonds, Series A	5.00	01/15/10

				1,393,522

250,000	Vermont State, GO Bonds, Series A	4.75	08/01/20

				250,727

2,000,000	Vermont State, GO Bonds, Series B	5.00	01/15/04

				2,030,480

1,100,000	Vermont State, GO Bonds, Series B	4.30	10/15/04

				1,126,598

1,250,000	Vermont State, GO Bonds, Series B, Prerefunded 10/15/03 @ 102	4.60	10/15/07

				1,279,675

2,750,000	Vermont State, GO Bonds, Series B, Prerefunded 10/15/03 @ 102	4.75	10/15/09

				2,816,192

500,000	Vermont State, GO Bonds, Series C	4.60	01/15/13

				519,270

155,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.25	12/15/03

				157,029

500,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.40	06/15/04

				511,740

135,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.40	12/15/04

				138,132

150,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.50	06/15/05

				153,483

300,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.13	06/15/04

				306,804

315,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.13	12/15/04

				322,056

480,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.25	12/15/05

				490,781

1,095,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.35	06/15/06

				1,119,922

120,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.30	12/15/03

				121,336

160,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.40	12/15/04

				164,818

400,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.60	12/15/06	411,112

				71,657,756

Principal or Shares	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--continued

	Wisconsin--1.2%

$50,000	Kenosha, WI, GO Bonds, Series B, AMBAC insured	5.35	12/01/03	$50,559

900,000	Wisconsin State, GO Bonds, Series A	3.50	05/01/05	931,653

				982,212

	TOTAL MUNICIPAL BONDS (Cost $76,144,649)			77,818,032

	SHORT-TERM INVESTMENTS--5.3%

145,719	Scudder Tax Free Money Fund

				145,719

4,143,456	Dreyfus Municipal Cash Management Plus Fund

				4,143,456

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,289,175)

				4,289,175

	TOTAL INVESTMENTS IN SECURITIES (Cost $80,433,824)--102.0%

				82,107,207

	Other Assets and Liabilities, Net--(2.0%)			(1,609,967)

	TOTAL NET ASSETS--100.0%			$80,497,240

1 Denotes a restricted security which is subject to restrictions on resale under federal securities law. At August 31, 2003, these securities amounted to $9,381,307, which represents 11.7% of Net Assets. Included in these amounts are securities which have been deemed liquid that amounted to $2,423,888, which represents 3.0% of Net Assets.

2 Variable rate security. The rate reported is the rate in effect on August 31, 2003. The date reported is the stated maturity.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Trustees.

4 These variable rate securities are subject to a put and demand feature. The date reported is the stated maturity.

Notes to Portfolios of Investments

Banknorth Funds

August 31, 2003

The following abbreviations were used in these portfolios:

AMBAC --American Municipal Bond Assurance Corporation

FGIC --Financial Guaranty Insurance Corporation

FHA --Federal Housing Authority

FSA --Financial Security Assurance, Incorporated

GO --General Obligation

HUD --Housing and Urban Development

IBC --Insured Bond Certificates

LOC --Letter of Credit

MBIA --Municipal Bond Insurance Association

MFH --Multi-Family Housing

RV --Revenue Bonds

SD --School District

SFH --Single Family Housing

VA --Veterans Administration

Statements of Assets and Liabilities

Banknorth Funds

August 31, 2003

	Banknorth Large Cap Core Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund
Assets:
Total investments in securities, at value (identified cost $86,703,750, $14,692,277, $109,826,417 and $80,433,824, respectively)	$104,812,853	$17,410,097	$111,785,621	$82,107,207
Interest, dividends and other receivables	129,546	20,384	1,573,246	882,764
Receivable for shares sold	31,469	--	30,000	--
Prepaid expenses	12,834	12,020	13,994	10,266

Total Assets	104,986,702	17,442,501	113,402,861	83,000,237

Liabilities:
Payable for shares redeemed	27,384	241	16,311	2,205,799
Income distribution payable	--	--	331,542	212,781
Payable for investment adviser fees	65,559	9,388	43,579	17,740
Payable for administrator fees	13,112	2,167	14,526	10,644
Payable for shareholder services fees	21,853	3,611	24,210	17,740
Payable for transfer agent fees	6,573	1,951	3,846	3,554
Payable for audit fees	22,278	20,139	20,260	19,763
Payable for reporting expenses	9,418	10,324	10,768	10,985
Accrued expenses	3,316	--	3,952	3,991

Total Liabilities	169,493	47,821	468,994	2,502,997

Net Assets for (12,310,300, 2,581,708, 10,992,808 and 7,967,194 shares outstanding, respectively)	$104,817,209	$17,394,680	$112,933,867	$80,497,240

Net Assets Consist of:
Paid in capital	$93,552,001	$14,213,328	$112,227,962	$78,864,024
Net unrealized appreciation of investments	18,109,103	2,717,820	1,959,204	1,673,383
Accumulated net realized gain (loss) on investments	(6,843,895)	463,532	(1,258,669)	(46,101)
Accumulated undistributed net investment income	--	--	5,370	5,934

Total Net Assets	$104,817,209	$17,394,680	$112,933,867	$80,497,240

Net Asset Value and Redemption Proceeds Per Share	$ 8.51	$ 6.74	$ 10.27	$ 10.10

Offering Price Per Share (NAV (1-Maximum Sales Load))	$ 9.01	$ 7.13	$ 10.67	$ 10.49

Maximum Sales Load	5.50%	5.50%	3.75%	3.75%

Statements of Operations

Banknorth Funds

Year Ended August 31, 2003

	Banknorth Large Cap Core Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund
Investment Income:
Interest	$ --	$ --	$ 6,782,686	$ 3,398,327
Dividend	1,105,947	208,977	951	45,755

Total Investment Income	1,105,947	208,977	6,783,637	3,444,082

Expenses:
Investment adviser fee (Note 5)	$ 685,587	$ 132,668	$ 739,083	$ 416,575
Administrative personnel and services fee (Note 5)	137,118	75,010	184,771	124,973
Custodian fees (Note 5)	17,609	8,092	20,143	15,352
Transfer and dividend disbursing agent fees and expenses (Note 5)	38,951	24,110	27,517	25,912
Directors'/Trustees' fees (Note 5)	2,785	2,245	4,462	3,421
Auditing fees	24,806	19,914	20,535	20,538
Legal fees	3,603	3,401	3,540	3,534
Portfolio accounting fees (Note 5)	56,937	11,267	80,429	52,597
Shareholder services fee (Note 5)	228,529	44,223	307,950	208,288
Share registration costs	15,115	13,861	13,725	16,521
Miscellaneous	19,416	17,323	27,008	29,355

Total Expenses	1,230,456	352,114	1,429,163	917,066
Waivers (Note 5):
Waiver of investment adviser fee	--	(12,831)	(169,261)	(208,288)
Waiver of administrative personnel and services fee	--	(48,476)	--	--
Waiver of shareholder services fee	(9,610)	(2,429)	(15,510)	(10,225)

Total Waivers	(9,610)	(63,736)	(184,771)	(218,513)

Net expenses	1,220,846	288,378	1,244,392	698,553

Net Investment Income (Loss)	(114,899)	(79,401)	5,539,245	2,745,529

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(606,504)	463,581	2,410,991	15,633
Net change in unrealized appreciation (depreciation) of investments	8,497,809	551,528	(4,675,620)	(1,386,452)

Net realized and unrealized gain (loss) on investments	7,891,305	1,015,109	(2,264,629)	(1,370,819)

Change in Net Assets Resulting From Operations	$7,776,406	$935,708	$3,274,616	$1,374,710

Statement of Changes in Net Assets

Banknorth Funds

For the years ended August 31, 2002 and August 31, 2003

Banknorth Large Cap Core Fund
Net Assets--August 31, 2001	$ 43,929,676

Undistributed Net Investment Income August 31, 2001	--

Operations:
Net investment income (loss)	(210,854)
Net realized gain (loss) on investments	(3,463,067)
Net change in unrealized appreciation (depreciation) of investments	(2,280,685)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,954,606)

Distributions to Shareholders:
Distributions from net investment income	--
Distributions from net realized gain on investments	(31,941)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,941)

Share Transactions:
Proceeds from sale of shares	24,085,297
Issuance through Merger (Note 1)	22,639,706
Net asset value of shares issued to shareholders in payment of distributions declared	25,121
Cost of shares redeemed	(8,672,970)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,077,154

Change in net assets	32,090,607

Net Assets--August 31, 2002	$ 76,020,283

Undistributed Net Investment Income August 31, 2002	$ --

Operations:
Net investment income (loss)	(114,899)
Net realized gain (loss) on investments	(606,504)
Net change in unrealized appreciation (depreciation) of investments	8,497,809

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,776,406

Distributions to Shareholders:
Distributions from net investment income	--
Distributions from net realized gain on investments	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--

Share Transactions:
Proceeds from sale of shares	35,726,951
Issuance through Merger (Note 1)	7,783,420
Net asset value of shares issued to shareholders in payment of distributions declared	--
Cost of shares redeemed	(22,489,851)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,020,520

Change in net assets	28,796,926

Net Assets--August 31, 2003	$ 104,817,209

Undistributed Net Investment Income August 31, 2003	$ --

Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund
$ 29,049,848	$141,864,072	$ 86,924,414

--	10,673	4,890

(205,484)	6,642,445	3,126,207
2,407,925	(902,363)	2,836
(4,215,015)	1,932,750	355,117

(2,012,574)	7,672,832	3,484,160

--	(6,653,064)	(3,127,059)
--	--	--

--	(6,653,064)	(3,127,059)

4,254,362	14,584,259	7,608,453
--	--	--
--	777,434	451
(10,756,175)	(35,659,137)	(12,758,417)

(6,501,813)	(20,297,444)	(5,149,513)

(8,514,387)	(19,277,676)	(4,792,412)

$20,535,461	$122,586,396	$ 82,132,002

$ --	$ 54	$ 4,038

(79,401)	5,539,245	2,745,529
463,581	2,410,991	15,633
551,528	(4,675,620)	(1,386,452)

935,708	3,274,616	1,374,710

--	(5,533,929)	(2,743,633)
(2,335,524)	--	--

(2,335,524)	(5,533,929)	(2,743,633)

5,981,536	17,473,366	10,906,820
--	--	--
547,284	651,461	456
(8,269,785)	(25,518,043)	(11,173,115)

(1,740,965)	(7,393,216)	(265,839)

(3,140,781)	(9,652,529)	(1,634,762)

$17,394,680	$112,933,867	$ 80,497,240

$ --	$ 5,370	$ 5,934

Financial Highlights

Banknorth Funds

August 31, 2003

(For a Share Outstanding Throughout Each Period)

	Selected Data for a Single Share

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share
Banknorth Large Cap Core Fund
September 1, 2002 to August 31, 2003	$ 7.97	$ (0.01)	$ 0.55	$ --	$ --	$ 8.51
September 1, 2001 to August 31, 2002	8.83	(0.02)	(0.83)	--	(0.01)	7.97
June 1, 2001 to August 31, 2001 (f)	9.61	(0.01)	(0.77)	--	--	8.83
June 1, 2000 to May 31, 2001	12.15	(0.01)	(1.00)	--	(1.53)	9.61
June 1, 1999 to May 31, 2000	11.49	(0.03)	1.80	--	(1.11)	12.15
June 1, 1998 to May 31, 1999	10.13	(0.01)	2.31	--(d)	(0.94)	11.49
Banknorth Small/Mid Cap Core Fund
September 1, 2002 to August 31, 2003	7.18	(0.04)	0.44	--	(0.84)	6.74
September 1, 2001 to August 31, 2002	7.86	(0.07)	(0.61)	--	--	7.18
October 2, 2000 (e) to August 31, 2001	10.00	(0.08)	(2.04)	--	(0.02)	7.86
Banknorth Intermediate Bond Fund
September 1, 2002 to August 31, 2003	10.49	0.48	(0.22)	(0.48)	--	10.27
September 1, 2001 to August 31, 2002	10.39	0.53	0.10	(0.53)	--	10.49
October 2, 2000 (e) to August 31, 2001	10.00	0.49	0.39	(0.49)	--	10.39
Banknorth Vermont Municipal Bond Fund
September 1, 2002 to August 31, 2003	10.27	0.34	(0.17)	(0.34)	--	10.10
September 1, 2001 to August 31, 2002	10.22	0.38	0.05	(0.38)	--	10.27
October 2, 2000 (e) to August 31, 2001	10.00	0.37	0.22	(0.37)	--	10.22

(a) Total return calculations do not include sales charges.

(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 5).

(c) Annualized.

(d) Distributions per share were less than $0.01.

(e) Commencement of operations.

(f) The Fund changed its fiscal year end from May 31 to August 31.

		Ratios/Supplemental Data

		Ratios to Average Net Assets
Total Return (a)	Net Assets At End of Period (000's Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses (b)	Portfolio Turnover Rate

6.78%	$104,817	(0.13)%	1.34%	1.35%	59%
(9.68)%	76,020	(0.41)%	1.43%	1.48%	34%
(8.12)%	43,930	(0.43)%(c)	1.45%(c)	1.75%(c)	12%
(9.04)%	46,926	(0.14)%	1.25%	1.47%	26%
15.96%	34,398	(0.21)%	1.10%	1.42%	26%
24.21%	32,134	(0.06)%	1.10%	1.44%	16%

7.33%	17,395	(0.45)%	1.63%	1.99%	73%
(8.65)%	20,535	(0.84)%	1.49%	1.69%	48%
(21.22)%	29,050	(1.06)%(c)	1.45%(c)	1.83%(c)	31%

2.42%	112,934	4.50%	1.01%	1.16%	50%
6.09%	122,586	5.03%	0.99%	1.14%	11%
9.12%	141,864	5.28%(c)	1.05%(c)	1.41%(c)	9%

1.74%	80,497	3.30%	0.84%	1.10%	20%
4.33%	82,132	3.75%	0.81%	1.11%	7%
6.00%	86,924	3.96%(c)	0.91%(c)	1.37%(c)	11%

Combined Notes to Financial Statements

Banknorth Funds

August 31, 2003

(1) ORGANIZATION

Banknorth Funds (the "Trust") is a Delaware business trust that is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios, Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective for Banknorth Large Cap Core Fund and for Banknorth Small/Mid Cap Core Fund is long-term capital appreciation. The investment objective for Banknorth Intermediate Bond Fund is to provide current income. The investment objective for Banknorth Vermont Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont and Vermont municipalities.

On August 27, 2002, Banknorth Large Cap Growth Fund, a series of Banknorth Funds, contributed assets and liabilities for ownership in the Banknorth Large Cap Core Fund, as approved by the Board of Trustees of the Banknorth Funds on August 26, 2002. The net assets of the Banknorth Large Cap Growth Fund were $22,639,706. Each shareholder of the Banknorth Large Cap Growth Fund received 0.676 shares of Banknorth Large Cap Core Fund. The acquisition of net assets and unrealized gain from this transaction was as follows:

Contributing Entry	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain
Banknorth Large Cap Core Fund:
Banknorth Large Cap Growth Fund	August 27, 2002	$ 22,639,706	2,805,682	$ 1,521,145

On March 31, 2003, Banknorth Large Cap Value Fund, a series of Banknorth Funds, contributed assets and liabilities for ownership in the Banknorth Large Cap Core Fund, as approved by the Board of Trustees of the Banknorth Funds on February 13, 2003. The net assets of the Banknorth Large Cap Value Fund were $7,783,420. Each shareholder of the Banknorth Large Cap Value Fund received 0.235 shares of Banknorth Large Cap Core Fund. The acquisition of net assets and unrealized gain from this transaction was as follows:

Contributing Entry	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain
Banknorth Large Cap Core Fund:
Banknorth Large Cap Value Fund	March 31, 2003	$7,783,420	1,026,972	$2,303,035

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Listed equity securities are generally valued at the last sale price reported on a national securities exchange. United States government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes--It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued by an independent pricing service or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at August 31, 2003 is as follows:

Banknorth Vermont Municipal Bond Fund:

Security	Acquisition Date	Acquisition Cost
Vermont Economic Development Authority, Industrial RV, Tubbs Project	September 18, 1996	$ 1,776,324
Vermont Educational & Health Building Financing Agency, Health Care RV, North Country Hospital Project	November 7, 1996	1,464,045
Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Marlboro College Project	March 22, 1999	4,650,101
Vermont Housing Finance Agency, Templeton Project	February 20, 2003	1,400,000
Vermont Housing Finance Agency, Multi Family, Series B	February 27, 2003	1,025,000

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value) for each Fund.

Transactions in shares were as follows:

Year Ended August 31	2003		2002
Banknorth Large Cap Core Fund:	Shares	Amount	Shares	Amount
Shares sold	4,558,831	$ 35,726,951	2,753,320	$ 24,085,297
Shares issued due to merger (Note 1)	1,026,972	7,783,420	2,805,682	22,639,706
Shares issued to shareholders in payment of distributions declared	--	--	2,819	25,121
Shares redeemed	(2,816,852)	(22,489,851)	(997,150)	(8,672,970)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,768,951	$ 21,020,520	4,564,671	$ 38,077,154

Year Ended August 31	2003		2002
Banknorth Small/Mid Cap Core Fund:	Shares	Amount	Shares	Amount
Shares sold	951,907	$ 5,981,536	558,098	$ 4,254,362
Shares issued to shareholders in payment of distributions declared	92,918	547,284	--	--
Shares redeemed	(1,322,898)	(8,269,785)	(1,395,928)	(10,756,175)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(278,073)	$ (1,740,965)	(837,830)	$ (6,501,813)

Year Ended August 31	2003		2002
Banknorth Intermediate Bond Fund:	Shares	Amount	Shares	Amount
Shares sold	1,654,554	$ 17,473,366	1,403,769	$ 14,584,259
Shares issued to shareholders in payment of distributions declared	61,775	651,461	74,974	777,434
Shares redeemed	(2,413,245)	(25,518,043)	(3,440,276)	(35,659,137)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(696,916)	$ (7,393,216)	(1,961,533)	$ (20,297,444)

Year Ended August 31	2003		2002
Banknorth Vermont Municipal Bond Fund:	Shares	Amount	Shares	Amount
Shares sold	1,057,592	$ 10,906,820	745,061	$ 7,608,453
Shares issued to shareholders in payment of distributions declared	44	456	44	451
Shares redeemed	(1,091,335)	(11,173,115)	(1,251,678)	(12,758,417)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,699)	$ (265,839)	(506,573)	$(5,149,513)

(4) FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These permanent and timing differences are due to the reclassification of net operating losses.

For the year ended August 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

	Paid In Capital	Accumulated Net Investment Income
Banknorth Large Cap Core Fund	$(114,899)	$ 114,899
Banknorth Small/Mid Cap Core Fund	(79,401)	79,401
Banknorth Intermediate Bond Fund	--	--
Banknorth Vermont Municipal Bond Fund	--	--

Net investment income and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002, were as follows:

	Tax-Exempt Income		Ordinary Income		Long-Term Capital Gain		Total
For the Year Ended August 31	2003	2002	2003	2002	2003	2002	2003	2002
Banknorth Large Cap Core Fund	$ --	$ --	$ --	$ --	$ --	$ 31,941	$ --	$ 31,941
Banknorth Small/Mid Cap Core Fund	--	--	--	--	2,335,524	--	2,335,524	--
Banknorth Intermediate Bond Fund	--	--	5,533,929	6,653,064	--	--	5,533,929	6,653,064
Banknorth Vermont Municipal Bond Fund	2,735,844	3,127,059	7,789	--	--	--	2,743,633	3,127,059

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed 15% Gain	Unrealized Appreciation (Depreciation)
Banknorth Large Cap Core Fund	$ --	$ --	$ --	$ 18,109,103
Banknorth Small/Mid Cap Core Fund	--	--	463,532	2,717,820
Banknorth Intermediate Bond Fund	--	5,370	--	1,936,984
Banknorth Vermont Municipal Bond Fund	5,934	--	--	1,673,383

At August 31, 2003, the cost of investments for federal tax purposes, the net unrealized appreciation (depreciation) of investments for federal tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banknorth Large Cap Core Fund	$ 86,703,750	$ 18,686,938	$ (577,835)	$ 18,109,103
Banknorth Small/Mid Cap Core Fund	14,692,277	2,842,072	(124,252)	2,717,820
Banknorth Intermediate Bond Fund	109,848,637	4,074,486	(2,137,502)	1,936,984
Banknorth Vermont Municipal Bond Fund	80,433,824	2,432,047	(758,664)	1,673,383

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to adjustments for wash sales.

At August 31, 2003 the following Funds had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
	2009	2010	2011	Total Tax Loss Carryforward
Banknorth Large Cap Core Fund	$ 1,541,236	$ 2,089,186	$ 3,213,473	$ 6,843,895
Banknorth Small/Mid Cap Fund	--	--	--	--
Banknorth Intermediate Bond Fund	--	1,236,449	--	1,236,449
Banknorth Vermont Municipal Bond Fund	37,790	8,311	--	46,101

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003, for federal income tax purposes, there were no post-October losses.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Banknorth Investment Advisors, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee from each Fund at an annual rate of the Fund's average daily net assets as follows:

Banknorth Large Cap Core Fund	0.75%
Banknorth Small/Mid Cap Core Fund	0.75%
Banknorth Intermediate Bond Fund	0.60%
Banknorth Vermont Municipal Bond Fund	0.50%

Effective December 1, 2002 the Adviser agreed to voluntarily waive fees of 0.10%, 0.15% and 0.25% for the Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund, respectively. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. The Adviser is a division of Banknorth, N.A.

Administration Fee--Federated Services Company ("FServ"), the Funds' administrator, receives for its services an administrative fee based on a scale that ranges from 0.15% to 0.10% of each Fund's average aggregate daily net assets, subject to a $75,000 annual minimum per Fund. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, a distribution fee at an annual rate of 0.25% of the average daily net assets of each Fund. The Plan provides that the Funds may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate Edgewood. Edgewood may pay any or all of these payments to various institutions that provide distribution or shareholder services for the Funds. Edgewood has contractually waived the distribution (12b-1) fee for the period ended August 31, 2003.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of each Fund for the period. Due to certain contractual waivers that were in effect, FSSC only received a fee of 0.20% of the average daily net assets of each Fund under the Shareholder Services Agreement through the period ended November 30, 2002. FSSC may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers. Effective December 1, 2002, the shareholder servicing agent has chosen to discontinue this waiver.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the size, type and number of accounts and transactions made by shareholders.

Other Service Providers--Forum Accounting Services, LLC ("FAcS") maintains each Fund's accounting records and provides certain financial sub-administration services to the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. In addition, FAcS receives certain surcharges based upon the number of positions held by each Fund. Forum Trust, LLC, the Funds custodian, receives for its services a fee based on the average daily net assets of each Fund, plus an annual maintenance fee per Fund, and certain other transaction charges.

General--Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in--kind contributions), for the year ended August 31, 2003, were as follows:

	Purchases	Sales
Banknorth Large Cap Core Fund	$ 68,451,384	$ 50,476,683
Banknorth Small/Mid Cap Core Fund	12,616,652	16,327,584
Banknorth Intermediate Bond Fund	58,619,303	69,468,643
Banknorth Vermont Municipal Bond Fund	22,621,259	15,666,600

(7) CONCENTRATION OF RISK

The Banknorth Vermont Municipal Bond Fund invests a substantial amount of its assets in issuers located in one state and therefore, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2003, 48% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16% of total investments.

(8) FEDERAL INCOME TAX INFORMATION (unaudited)

The amounts of long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD") and the individual qualified dividend rate ("QDI") are also presented below for the applicable Funds.

	Long-Term Capital Gain	Exempt Interest %	DRD %	QDI %
Banknorth Large Cap Core Fund	$ --	--	--	--
Banknorth Small/Mid Cap Core Fund	2,335,524	--	--	--
Banknorth Intermediate Bond Fund	--	--	--	--
Banknorth Vermont Municipal Bond Fund	--	99.72%	--	--

Report of the Independent Auditors

To the Shareholders and Board of Trustees of
BANKNORTH FUNDS:

We have audited the accompanying statements of assets and liabilities of the Banknorth Funds, (comprising the Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund, and Banknorth Vermont Municipal Bond Fund), (collectively the "Funds") including the schedule of investments, as of August 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years ended August 31, 2002 and August 31, 2003, and the financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years ended August 31, 2002 and August 31, 2003, and the financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 17, 2003

Board Of Trustees And Trust Officers (unaudited)

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises four portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Federated Investors Funds--138 portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust's Trustees and is available, without charge and upon request, by calling
1-800-247-4505.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 2000	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.
J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: August 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: August 2000

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: August 2000

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: August 2000

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

INDEPENDENT TRUSTEES BACKGROUND (CONT.)

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: August 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Positions: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 PRESIDENT Began serving: August 2000	Principal Occupation: Senior Vice President, Federated Services Company. Previous Position: Senior Corporate Counsel, Federated Services Company.

OFFICERS (CONT.)

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 VICE PRESIDENT AND SECRETARY Began serving: August 2000	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
Beth Broderick Birth Date: August 2, 1965 VICE PRESIDENT Began serving: August 2000

Principal Occupation: Vice President, Mutual Fund Services Division, Federated Services Company since 1999.

Previous Position: Assistant Vice President, Mutual Fund Services Division, Federated
Services Company, from 1997 to 1999.

Stephen L. Eddy Birth Date: August 10, 1962 1 Portland Square Portland, Maine 04101 VICE PRESIDENT Began serving: November 2000	Principal Occupations: Senior Vice President and Director, Banknorth, since 2000. Previous Positions: Vice President, Retirement Plan Services, Banknorth, from 1994 to 2000.
Judith J. Mackin Birth Date: May 30, 1960 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President and Director of Administration and Business Management for Mutual Fund Services Group, Federated Services Company.
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: August 2000	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

[Logo of Banknorth Funds]

Banknorth Large Cap Core Fund
Banknorth Small/Mid Cap Core Fund
Banknorth Intermediate Bond Fund
Banknorth Vermont Municipal Bond Fund

[Logo of Banknorth Funds]

Banknorth Investment Advisors
Investment Adviser
AUGUST 31, 2003

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Banknorth Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-10021

Cusip 06646S204
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600
26310 (10/03)